Note 9 - Share-based Payments (Details Textual) $ / shares in Units, $ in Millions				1 Months Ended				7 Months Ended	12 Months Ended
		Jan. 01, 2023	Nov. 25, 2020	Dec. 31, 2022	Sep. 30, 2022 kr / shares	May 31, 2022	Mar. 31, 2022	Sep. 30, 2022 kr / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2020	Dec. 31, 2024 kr / shares	Dec. 31, 2023 kr / shares	Jun. 30, 2023 kr / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in DKK per share) | kr / shares					kr 1			kr 1								kr 1	kr 1	kr 1
Warrants [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)															36 months
Percentage of total equity									4.30%		7.20%		11.40%
Number of other equity instruments granted in share-based payment arrangement									538,460		559,115		491,612
Fair value of other equity instruments granted in share-based payment arrangement | $									$ 0.2		$ 0.3		$ 0.8
Number of other equity instruments exercised or vested in share-based payment arrangement									(0)		360,731	[1]	388,181	[1]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in dollars per share) | $ / shares											$ 0.14		$ 2.42
Warrants [member] | Employees, board of directors, and executive management [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement									538,460		409,115		491,612
Warrants [member] | Chief Executive Officer [Member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement					50,000				16,668	[2]	169,167	[2]	0	[2]
Number of other equity instruments exercised or vested in share-based payment arrangement	[2]								(0)		(0)		(0)
Warrants [member] | Co-founder and chief AI officer [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement									25,000		6,250		35,000
Number of other equity instruments exercised or vested in share-based payment arrangement									(0)		(0)		(0)
Warrants [member] | Chief science officer [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement									50,000		12,500		25,000
Number of other equity instruments exercised or vested in share-based payment arrangement									(0)		(0)		(0)
Warrants [member] | Chief Financial Officer [Member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement						45,000			50,000		12,500		16,667
Warrants [member] | Executive management [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)								36 months	36 months		36 months		36 months
Number of other equity instruments granted in share-based payment arrangement									141,668		209,167		128,750
Number of other equity instruments exercised or vested in share-based payment arrangement									(0)		237,665		175,731
Warrants [member] | Chief medical officer (“CMO”) [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement													25,000
Warrants [member] | Chief Operating Officer [Member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement							25,000		50,000		12,500		20,833
Number of other equity instruments exercised or vested in share-based payment arrangement									(0)		(0)		(0)
Warrants [member] | Chief business officer (“CBO”) [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement													3,125
Warrants [member] | Former chief executive officer 2 [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	[3]								0		0		3,125
Number of other equity instruments exercised or vested in share-based payment arrangement	[3]								(0)		(0)		(0)
Warrants [member] | Employees [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)		36 months
Number of other equity instruments exercised or vested in share-based payment arrangement				2,500
Warrants [member] | Director [Member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement									100,000		93,125		28,750
Number of other equity instruments exercised or vested in share-based payment arrangement			26,964						(0)		(0)		(0)

[1]	The weighted average share price at the date of exercise were, USD 0.14 and USD 2.42 for the years ended December 31, 2023, and 2022, respectively.
[2]	Became a member of Executive Management in 2023.
[3]	Mr. Norlén resigned as the Chief Executive Officer of the Company effective September 1, 2023.